Schedule Index

Schedule Number
Schedule 1     Due Diligence Sample Selection
Schedule 2     Data Integrity - MIP Rate
Schedule 3     Data Integrity - Current UPB
Schedule 4 Data Integrity - Current Interest Rate
Schedule 5     Data Integrity - Marketable Title
Schedule 6 Data Integrity - Loan Status
Schedule 7     Data Integrity - Maximum Claim Amount
Schedule 8     Data Integrity - UPB at Called Due Date
Schedule 9     Data Integrity - Original Note Rate
Schedule 10     Data Integrity - Margin (for adjustable rate loans)
Schedule 11     Data Integrity - Index (for adjustable rate loans)
Schedule 12     Data Integrity - Debenture Interest Rate
Schedule 13     Data Integrity - Foreclosure First Legal Date
Schedule 14     Data Integrity - Closing Date Schedule
Schedule 15    Data Integrity - Amortization Type
Schedule 16    Data Integrity - FHA Case Number
Schedule 17    Data Integrity - Original Principal Limit
Schedule 18    Data Integrity - Called Due Date
Schedule 19     FHA Insurance
Schedule 20     Valuation Integrity
Schedule 21     Property Inspections
Schedule 22     Borrower's Age
Schedule 23     Foreclosure and Bankruptcy Fees

Schedule 24     Property Preservation Fees

Schedule 25     Tax and Insurance Invoice Integrity

Schedule 26     Corporate Invoice Integrity

Schedule 27     Tax Lien Alerts

Schedule 28     BPO Ordered